Long-Term Debt and Other Financial Liabilities	6 Months Ended
Jun. 30, 2026
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
9.	Long-Term Debt and Other Financial Liabilities:

The amounts in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	June 30, 2026	December 31, 2025
Long-term debt and other financial liabilities	298,476	293,958
Less: Deferred financing costs and debt discounts	(3,609)	(3,798)
Total	294,867	290,160
Less - current portion	(46,791)	(54,940)
Long-term portion	248,076	235,220

Details of the Company’s secured credit and other financial liabilities are discussed in Note 8 of the consolidated financial statements for the year ended December 31, 2025, included in the Company’s 2025 Annual Report on Form 20-F filed with the SEC on March 31, 2026, and are supplemented by the below new activities within the period.

New Loan Facilities during the six-month period ended June 30, 2026

June 2026 Alpha Bank Loan Facility

On June 17, 2026, the Company entered into a facility agreement with Alpha Bank S.A. (“Alpha Bank”) for a $13,000 term loan for the purpose of (i) refinancing the June 2022 Alpha Bank Loan Facility, which was secured by the Dukeship and (ii) providing liquidity for working capital purposes. The facility is secured by the Dukeship and was drawn on June 22, 2026. In addition, the Company may pledge cash in the form of time deposits, up to an amount equal to the outstanding principal balance of the loan. For the portion of the loan corresponding to the pledged amount, the applicable interest will be reduced significantly for the term of the related time deposit, which must coincide with an interest period of the facility. The facility has a term of 18 months and is repayable in six quarterly installments of $575 each, together with a final balloon of $9,550 payable together with the final installment. As of June 30, 2026, the amount outstanding under the June 2026 Alpha Bank Loan was $13,000.

Loan Facilities repaid during the six-month period ended June 30, 2026

June 2022 Alpha Bank Loan Facility

On June 21, 2022, the Company entered into a facility agreement with Alpha Bank S.A. for a $21,000 term loan secured by the Dukeship. The term of the facility was four years. In addition, the Company had the option to pledge cash in the form of time deposits. For the portion of the loan corresponding to the pledged amount, the applicable margin was reduced significantly for the term of the related time deposit. The repayment schedule was four quarterly installments of $1,000 followed by twelve quarterly installments of $500 and a final balloon of $11,000 payable together with the sixteenth installment. On June 22, 2026, the Company fully refinanced the outstanding amount of $11,000 using the proceeds from June 2026 Alpha Bank Loan Facility and all securities created in favor of Alpha Bank were irrevocably and unconditionally released.

Other Financial Liabilities – Sale and Leaseback Transactions

New Sale and Leaseback Activities during the six-month period ended June 30, 2026

BOCL Partnership Sale and Leaseback

On March 2, 2026, the Company entered into a $26,500 sale and leaseback agreement with an affiliate of BOC Financial Leasing Corporation Limited (“BOCL”) to finance the purchase option cost of the Partnership under the Chugoku Bank Sale and Leaseback. The Company sold and chartered back the vessel on a bareboat basis for a six-and-a-half-year period which commenced on March 9, 2026. The charterhire principal amortizes in twenty-six quarterly installments of $779. The Company has continuous options to repurchase the vessel at any time during the bareboat charter period at predetermined prices, as set forth in the agreement, following the second anniversary of the bareboat charter. Under ASC 842-40, the transaction will be accounted for as a financial liability, as control remains with the Company and the Partnership continues to be recorded as an asset on the Company’s balance sheet. The charterhire principal, as of June 30, 2026, was $26,180.

BOCL Newbuilding 1 Sale and Leaseback

On March 9, 2026, the Company entered into a $57,750 sale and leaseback agreement with an affiliate of BOCL for the purpose of financing the construction cost of the Newbuilding 1. Upon delivery of the vessel from the shipyard, the Company is expected to sell and charter back the vessel on a bareboat basis for an eight-year period. Under the agreement, the lessor will provide pre‑delivery financing for certain installments under the shipbuilding contract, with accrued interest payable in arrears on the relevant drawdown amounts. Following the delivery of the vessel, the charterhire principal will amortize in thirty-two quarterly installments of $670. The Company will have continuous options to repurchase the vessel at any time during the bareboat charter period at predetermined prices, as set forth in the agreement, following the second anniversary of the bareboat charter. At the end of the bareboat charter period, if the purchase option has not been exercised, the Company will be obligated to pay a Purchase Option Premium (as defined therein) amounting to $10,000. The Company expects to account for the transaction as a financial liability under ASC 842-40. As of June 30, 2026, no amounts had been drawn under the BOCL Newbuilding 1 Sale and Leaseback and no amounts were outstanding thereunder.

Huarong Lordship Sale and Leaseback

On June 25, 2026, the Company entered into a $21,500 sale and leaseback agreement for the Lordship with an affiliate of Huarong to finance the purchase option cost of the Lordship under the Village Seven Sale and Leaseback. The agreement became effective on July 3, 2026, upon the delivery of the Lordship to the lessor (Note 17). The Company sold and chartered back the vessel on a bareboat basis for a six-year period, having a purchase obligation at the end of the sixth year. The charterhire principal amortizes in twenty four quarterly installments of $675 along with a balloon payment of $5,300 at the expiry of the bareboat charter. The Company has continuous options to repurchase the vessel at any time throughout the bareboat charter period at predetermined prices as set forth in the agreement following the first anniversary of the bareboat charter. Under ASC 842-40, the transaction will be accounted for as a financial liability, as control will remain with the Company and the Lordship will continue to be recorded as an asset on the Company’s consolidated balance sheet. As of June 30, 2026, no amounts had been drawn under the Huarong Lordship Sale and Leaseback and no amounts were outstanding thereunder.

Sale and Leaseback Activities terminated during the six-month period ended June 30, 2026

AVIC Hellasship Sale and Leaseback

On January 8, 2026, the outstanding balance of $15,538 under the AVIC Hellasship Sale and Leaseback was refinanced using proceeds from the Huarong Hellasship Sale and Leaseback and all securities created in favor of the lessor were irrevocably and unconditionally released. On that date, as a result of the refinancing, an amount of $309 relating to deferred finance costs and other related expenses was recognized as loss on debt extinguishment according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and was included in “Loss on extinguishment of debt” in the unaudited interim condensed consolidated statements of operations.

AVIC Iconship Sale and Leaseback

On January 8, 2026, the outstanding balance of $17,517 under the AVIC Iconship Sale and Leaseback was refinanced using proceeds from the Huarong Iconship Sale and Leaseback and all securities created in favor of the lessor were irrevocably and unconditionally released. On that date, as a result of the refinancing, an amount of $347 relating to deferred finance costs and other related expenses was recognized as loss on debt extinguishment according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and was included in “Loss on extinguishment of debt” in the unaudited interim condensed consolidated statements of operations.

AVIC Patriotship Sale and Leaseback

On January 8, 2026, the outstanding balance of $13,541 under the AVIC Patriotship Sale and Leaseback was refinanced using proceeds from the Huarong Patriotship Sale and Leaseback and all securities created in favor of the lessor were irrevocably and unconditionally released. On that date, as a result of the refinancing, an amount of $268 relating to deferred finance costs and other related expenses was recognized as loss on debt extinguishment according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and was included in “Loss on extinguishment of debt” in the unaudited interim condensed consolidated statements of operations.

Chugoku Bank Sale and Leaseback

On February 25, 2022, the Company entered into a sale and leaseback transaction with Chugoku Bank, Ltd.(“Chugoku”) to refinance the prior indebtedness secured by the Partnership. The financing amount was $21,300. The principal was repayable over an eight-year term, through 32 quarterly installments averaging approximately $590, followed by a purchase option of $2,388 at the expiration of the bareboat charter. On March 9, 2026, the Company refinanced the outstanding amount of $11,976 of the Chugoku Bank Sale and Leaseback using the proceeds from the BOCL Partnership Sale and Leaseback and all securities created in favor of the lessor were irrevocably and unconditionally released. On that date, as a result of the refinancing, an amount of $129 relating to deferred finance costs and other related expenses was recognized as loss on debt extinguishment according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and was included in “Loss on extinguishment of debt” in the unaudited interim condensed consolidated statements of operations.

Huarong Squireship Sale and Leaseback

On March 13, 2025, the Company entered into a $18,000 sale and leaseback agreement for the Squireship with an affiliate of Huarong to refinance prior indebtedness secured by the Squireship. The agreement became effective on March 20, 2025, upon the delivery of the Squireship to the lessor. The Company sold and chartered back the vessel on a bareboat basis for a five-year period, with a purchase obligation at the end of the fifth year. The charterhire principal was amortized in twenty quarterly installments of $475 followed by a purchase obligation of $8,500 at the expiry of the bareboat charter. On May 29, 2026, the Company sold the Squireship to United. In connection with the sale, the Company entered into a novation agreement with the lessor pursuant to which, upon completion of the transaction, a subsidiary of United assumed the existing sale and leaseback arrangement, including all related rights and obligations. Accordingly, all obligations of the Company under the agreement were released, with United’s subsidiary becoming the new lessee and United the new guarantor under the arrangement. On that date, as a result of the release of the obligations, an amount of $388 relating to deferred finance costs and other related expenses was recognized as loss on debt extinguishment according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and was included in “Loss on extinguishment of debt” in the unaudited interim condensed consolidated statements of operations.

All of the Company’s loan facilities and sale and leaseback agreements bear interest at SOFR plus a margin. The weighted average margin as of June 30, 2026 was 2.17%.

Certain of the Company’s long-term debt and other financial liabilities contain financial covenants and undertakings requiring the Company to maintain various financial ratios, including:

•	a minimum borrower’s liquidity;
•	a minimum guarantor’s liquidity;
•	a security coverage requirement; and
•	a leverage ratio.

As of June 30, 2026, the Company was in compliance with all covenants relating to its loan facilities as at that date.

As of June 30, 2026, nine of the Company’s owned vessels, having a net carrying value of $230,975, were subject to first and second priority mortgages as collaterals to their long-term debt facilities. In addition, the Company’s nine bareboat chartered vessels, having a net carrying value of $212,241 as of June 30, 2026, have been financed through sale and leaseback agreements. As is typical in leaseback agreements, the title of ownership is held by the relevant lenders.

The annual principal payments required to be made after June 30, 2026 for all long-term debt and other financial liabilities, taking into consideration the reclassification of short-term obligations refinanced to long-term for the sale and leaseback agreement with Huarong (Note 17) are as follows:

Twelve month periods ending June 30,	Amount
2027	48,041
2028	62,117
2029	39,141
2030	84,702
Thereafter	64,475
Total	298,476